Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Document And Entity Information
Entity Registrant Name	Rush Exploration Inc.
Entity Central Index Key	0001301574
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		266,152
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (CAD)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	8,097	18,856
GST receivable	1,131	1,370
Total current assets	9,228	20,226
Total assets	9,228	20,226
Current
Accounts payable and accrued liabilities	30,207	19,629
Bridge loan payable to related party	20,255
Total liabilities	50,462	19,629
Stockholders' equity
Preferred stock, unlimited shares authorized, without par value
Common stock, unlimited shares authorized, 266,152 issued and outstanding in 2011, 266,139 in 2010
Additional Paid-In Capital	1,002,352	1,002,352
Deficit accumulated during the exploration stage	1,043,586	1,001,755
Total stockholders' equity	(41,234)	597
Total liabilities and stockholders' equity	9,228	20,226

Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, shares issued	266,152	266,139
Common stock, shares outstanding	266,152	266,139

Statements of Loss	12 Months Ended						101 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CAD	Dec. 31, 2011 CAD
Expenses
Mineral property acquisition and exploration expenditures						176,895	473,324
Office and sundry		4,697		4,291		6,193	94,016
Rent							13,480
Professional fees		35,676		24,004		28,112	334,453
Transfer agent fees		1,168		78		389	5,921
Director fees							20,087
Loss on bridge loan conversion							51,210
Stock-based compensation							71,000
Total expenses		41,541		28,373		211,589	1,063,491
Interest income						85	12,476
Interest expense		255					2,018
Foreign exchange gain (loss)		(35)		(418)		(14,645)	9,447
Net loss		(41,831)		(28,791)		(226,149)	(1,043,586)
Basic earnings per share	$ (0.16)		$ (0.07)		$ (0.54)
Basic weighted average shares	266,152	266,152	400,715	400,715	418,235	418,235
Non-cash investing and financing activities
Conversion of bridge loan principal and interest to equity							73,157

Statements of Cash Flows (CAD)	12 Months Ended			101 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net loss and comprehensive loss	(41,831)	(28,791)	(226,149)	(1,043,586)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on bridge loan				51,210
Stock-based compensation				71,000
Change in GST receivables	239	5,628	(1,814)	(1,131)
Change in prepaid expenses		1,000
Change in accounts payable and accrued liabilities	10,578	(4,007)	1,350	30,207
Interest on bridge loan	255			2,273
Net cash used in operating activities	(30,759)	(26,170)	(226,613)	(890,027)
Cash flow from investing activity
Reclamation deposit		3,367
Net cash provided by investing activities		3,367
Cash flows from financing activities
Issuances of common stock and units			100,000	806,985
Proceeds from bridge loans	20,000			91,139
Net cash provided by financing activities	20,000		100,000	898,124
Increase (decrease) in cash	(10,759)	(22,803)		8,097
Cash and cash equivalents, beginning balance	18,856	41,659
Cash and cash equivalents, ending balance	8,097	18,856	41,659	8,097

Statements of Changes in Stockholders' Equity (Deficiency) (CAD)	Common Stock	Private placement, common share issuances for cash at $1.00 per unit in October, 2003	Private placement, common share issuances for cash at $10.00 per share in January, 2004	Private placement, common share issuances for cash at $50.00 per unit in June, 2006	Deficit Accumulated During the Exploration Stage CAD	Additional Paid-In Capital CAD	Total CAD
Beginning balance (shares) at Aug. 07, 2003	300,000
Common stock issued (shares)		95,000
Common stock issued						95,000	95,000
Net loss for the year					(14,261)		(14,261)
Ending balance at Dec. 31, 2003					(14,261)	95,000	80,739
Ending balance (shares) at Dec. 31, 2003	395,000
Common stock issued (shares)			574
Common stock issued						5,735	5,735
Net loss for the year					(88,541)		(88,541)
Ending balance at Dec. 31, 2004					(102,802)	100,735	(2,067)
Ending balance (shares) at Dec. 31, 2004	395,574
Stock-based compensation						35,145	35,145
Net loss for the year					(102,996)		(102,996)
Ending balance at Dec. 31, 2005					(205,798)	135,880	(69,918)
Beginning balance (shares) at Dec. 31, 2005	395,574
Conversion of bridge loans to equity (shares)	7,316
Conversion of bridge loans to equity						124,367	124,367
Common stock issued (shares)				11,000
Common stock issued						550,000	550,000
Issuance of shares upon the exercise of stock options (shares)	2,250
Issuance of shares upon the exercise of stock options						56,250	56,250
Stock-based compensation						27,039	27,039
Net loss for the year					(328,650)		(328,650)
Ending balance at Dec. 31, 2006					(534,448)	893,536	359,088
Ending balance (shares) at Dec. 31, 2006	416,139
Stock-based compensation						6,725	6,725
Net loss for the year					(311,873)		(311,873)
Ending balance at Dec. 31, 2007					(846,321)	900,261	53,940
Ending balance (shares) at Dec. 31, 2007	416,139
Stock-based compensation						2,091	2,091
Net loss for the year					99,506		99,506
Ending balance at Dec. 31, 2008					(746,815)	902,352	155,537
Beginning balance (shares) at Dec. 31, 2008	416,139
Issuance of shares upon the exercise of warrants (shares)	10,000
Issuance of shares upon the exercise of warrants						100,000	100,000
Net loss for the year					(226,149)		(226,149)
Ending balance at Dec. 31, 2009					(972,964)	1,002,352	29,388
Ending balance (shares) at Dec. 31, 2009	426,139
Share cancellation	(160,000)
Net loss for the year					(28,791)		(28,791)
Ending balance at Dec. 31, 2010					(1,001,755)	1,002,352	597
Ending balance (shares) at Dec. 31, 2010	266,139
Shares issued in reverse split	13
Net loss for the year					(41,831)		(41,831)
Ending balance at Dec. 31, 2011					(1,043,586)	1,002,352	(41,234)
Ending balance (shares) at Dec. 31, 2011	266,152

Statements of Changes in Stockholders' Equity (Deficiency) (Parenthetical) (USD $)	5 Months Ended	12 Months Ended
	Dec. 31, 2003	Dec. 31, 2006	Dec. 31, 2004
Statement of Stockholders' Equity [Abstract]
Common stock issued, price per share	$ 1	$ 50	$ 10

Operations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Operations

1.    OPERATIONS

Organization

The Company was incorporated in Canada under the laws of the Canadian Business Corporations Act on August 8, 2003.

Exploration Stage Activities (Note 3)

The Company has been in the exploration stage since its formation and has not yet commenced its planned operations (mineral extraction). The Company is primarily engaged in the acquisition and exploration of mining properties in North America. In February, 2004, the Company entered into a Property Option Agreement to acquire an option on a mineral exploration property in British Columbia, Canada (Taylor Claims). The Property Option Agreement was amended in November, 2004, and on November 23, 2005 the Company chose to terminate the Property Option Agreement. During 2006, the Company entered into three separate Property Option Agreements to acquire an option on two properties in Arizona (Margarita and South Vulture) and one in British Columbia, Canada (GQ). On January 29, 2008, the Margarita property was assigned to a third party and on February 24, 2009, the Company chose to terminate the South Vulture Property Option Agreement. During 2009, the Company entered into a Property Option Agreement to acquire an option to purchase a property in British Columbia, Canada (Mammoth). On April 23, 2010, the Company chose to terminate the GQ Property Option Agreement.

Ability to Continue as a Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. This contemplates that assets will be realized and liabilities and commitments satisfied in the normal course of business.

As shown in the accompanying financial statements, the Company has incurred cumulative losses of $1,043,586 for the period from August 8, 2003 (inception) to December 31, 2011 and has no source of revenue. The future of the Company is dependent upon its ability to obtain financing and upon future acquisition, exploration and development of profitable operations from mineral properties. Management has plans to seek additional capital through a private placement and public offering of its common stock. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. We anticipate that we will require up to approximately $695,000 to fund exploration activities for the next twelve months. We expect to continue to finance exploration costs through the sale of equity. Although there are no assurances that management’s plans will be realized, management believes that the Company will be able to continue operations in the future. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Significant Accounting Policies

2.     SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Company have been prepared in accordance with Generally Accepted Accounting Principles of the United States. All figures are reported in Canadian dollars. The significant accounting policies are summarized as follows:

a) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of 90 days or less to be cash equivalents. As at December 31, 2011 and 2010, the Company did not have any cash equivalent balances.

b) GST Receivable

The Company’s receivables arise from the general sales tax (“GST”) receivable due from Canadian government taxation authorities. GST receivable represents tax credits available to the Company when it pays GST tax on expenditures for normal operations. As of December 31, 2011, the Company had a GST tax receivable of $1,131 ($1,370 – 2010)

c) Mineral Property Payments and Exploration Costs

Exploration costs are expensed as incurred. Development costs are charged to the statement of loss until it has been established that a mineral deposit is commercially mineable and a production decision has been made by the Company to formulate a mining plan and develop a mine, at which point the costs subsequently incurred to develop the mine on the property prior to the start of mining operations are capitalized.

Mineral property acquisition costs are charged to the statement of loss until the viability of the mineral interest is determined. Reductions in the carrying value of a property would be recorded to the extent that the total carrying value of the mineral property exceeds its estimated fair value.

Where the Company has entered into option agreements for the acquisition of an interest in mineral properties which provides for periodic payments, amounts unpaid are not recorded as a liability since they are paid entirely at the Company’s option.

To December 31, 2011, all exploration and option payments have been charged to the statement of loss in accordance with the Company’s accounting policies.

d) Use of Estimates

The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ from these estimates.

e) Foreign Currency Transactions

The Company’s functional currency is the Canadian dollar. Transactions in foreign currency are translated into Canadian dollars as follows:

· Monetary items at the rate prevailing at the balance sheet date;

· Non-monetary items at the historical exchange rate;

· Revenue and expenses at the transaction date exchange rate.

Gains and losses on foreign exchange are included in the Statement of Loss.

f) Stock-based compensation

The Company maintains a stock option plan described in Note 7 under which it may grant stock options to employees, non-employee directors and consultants. The Company measures compensation cost for stock options issued under the plan at fair value and (recognizes it as compensation expense over the service period for awards expected to vest.) Share-based compensation expense is recognized for all share-based payment awards, net of an estimated forfeiture rate. Compensation cost is only recognized for those shares expected to vest on a straight-line basis over the requisite service period of the award.

Determining the appropriate fair value model and calculating the fair value of share-based payment awards requires subjective assumptions, including the expected life of the share-based payment awards and stock price volatility. The Company utilizes the Black-Scholes options pricing model to value stock options granted under its stock option plan. In this model, the assumptions utilized relate to stock price volatility, stock option term, dividend yield rate, and forfeiture rates that are based on historical factors as well as management's judgment.

g) Loss per Share

The basic loss per share is calculated by dividing income available to common stockholders by the weighted average aggregate number of common shares outstanding during each period. The calculation of loss per share includes the 100:1 reverse stock split (Note 7). The Company follows the “Treasury Stock Method” in calculating the diluted loss per common share. Under this method, any proceeds from the exercise of options and warrants are assumed to be used to purchase common shares at the average market price during the period. Common equivalent shares (consisting of shares issuable on the exercise of common stock options and warrants) totaling 311,884 for 2011 and 312,381 in 2010 and 2009 respectively were not included in the computation of loss per share because the effect was anti-dilutive.

h) Income Taxes

Future income taxes relate to the expected future tax consequences of differences between the carrying amount of balance sheet items and their corresponding tax values. Future tax assets are recognized only to the extent that, in the opinion of management, it is more likely than not that the net future income tax assets will be realized. Future income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment or substantive enactment.

The Company evaluates its uncertain income tax positions and may record a liability for any unrecognized tax benefits resulting from uncertain tax positions and may record a liability for any unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in an income tax return. Estimated interest and penalties related to unrecognized tax benefits, if any, are recorded as a component of income tax expense on the statements of loss. No liability has been recorded for uncertain tax positions, or related interest or penalties as of December 31, 2011 and 2010. The Company's Canadian tax returns are open to examination by taxing authorities for the last four years

i) Fair value of financial instruments and risks

The carrying value of cash and cash equivalents, GST receivables, accounts payable and accrued expenses approximates fair value due to the short-term nature of these financial instruments. The recorded value of bridge loan payable to related party also approximates fair value based on the terms of the debt.

Liquidity Risk

Liquidity risk is the risk that the Company is not able to meet its financial obligations as they fall due. The Company manages liquidity by maintaining its cash and cash equivalent balances available to meet its anticipated operational needs. At December 31, 2011, the Company had a cash and cash equivalent balance of $8,097 (2010 – $18,856) and current liabilities of $30,207 (2010 – $19,629) and a bridge loan from a related party for $20,255, which includes accrued interest. The Company believes that these sources will not be sufficient to cover the expected short- term cash requirements. Additionally, management anticipates that it will require up to approximately $385,000 to fund our continued operations for the next twelve months. We expect to continue to finance operations through the sale of equity.

Foreign Currency Risk

Financial assets and liabilities denominated in currencies other than the Canadian dollar are as follows:

	Financial		Financial
	Assets		Liabilities
	2011	2010	2011	2010

U.S. dollar	$770	$4,482	$-	$1,012

j) Reclassification

Certain reclassifications have been made to conform prior periods’ data to the current presentation. These reclassifications have no effect on the results of reported operations or stockholders’ equity (deficit).

k) Recently Released Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-05, which, among other things, amended Subtopic 220 with respect to the presentation of other comprehensive income and its components in the financial statements. The update amended Subtopic 220 so that a Securities and Exchange Commission filer may present other comprehensive income either in a single continuous statement or in two separate but consecutive statements. The filer is also required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and the components of other comprehensive income are presented. The amendments in this update apply to both annual and interim periods beginning after December 15, 2011, with the exception of the amendment regarding presentation of reclassification adjustments, which has been deferred to a later date. Adoption of this guidance is not anticipated to have a material impact on our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, which amends Subtopic 820 to clarify the application of existing common fair value measurement and disclosure requirements. ASU 2011-04 provides clarification for the following:

1. The application of the highest and best use of valuation premise concepts;

2. Measuring the fair value of an instrument classified in shareholders' equity; and

3. Disclosures about fair value measurements.

The amendments in this update become effective for interim and annual periods beginning after December 15, 2011. Adoption of this guidance is not anticipated to have a material impact on our consolidated financial statements.

Conversion to Canadian GAAP to US GAAP	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Conversion to Canadian GAAP to US GAAP

3.    CONVERSION FROM CANADIAN GAAP TO US GAAP

For the year ended December 31, 2011 the Company converted from Accounting Principles Generally Accepted in Canada (Canadian GAAP) to Accounting Principles Generally Accepted in the United States (US GAAP). Effective January 1, 2011 Canadian filers were required to transition from Canadian GAAP to International Financial Reporting Standards (IFRS) or US GAAP. The Company chose to report their financial statements under US GAAP.

Under Canadian GAAP stock options granted to Directors and employees are expensed based on the fair value of the options when they vest. Under US GAAP stock options granted to Directors and employees are valued at the date of grant and then expensed over the vesting period. The difference between Canadian GAAP and US GAAP resulted in a $162,542 decrease in additional paid-in capital and a commensurate decrease in deficit accumulated in the exploration stage.

The Company also recognized expense totaling $1.65 million in prior years for the transfer of common stock between Directors of the company under Canadian GAAP. The share transfer is a direct assignment of shares from one director to another. Under US GAAP the transfer of shares between directors does not have a financial statement impact. The difference between Canadian GAAP and US GAAP was a reduction in both additional paid-in capital and deficit accumulated in the exploration stage of $1,654,297. For the year ended December 31, 2009 the Company recognized a decrease in compensation on exchange of shares between directors totaling $42,167, which resulted in a commensurate decrease in net loss for the year to $226,149, from $268,316.

Mineral Property Interests	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Mineral Property Interests

4.     MINERAL PROPERTY INTERESTS

In accordance with the Company’s accounting policy, all mineral acquisition and exploration expenditures were expensed as incurred. The following table lists the cumulative mineral property acquisition and exploration expenditures incurred on the Company’s properties to December 31, 2011.

GQ Property

On June 1, 2006 the Company entered into a Property Option Agreement giving the Company the exclusive right and option to acquire a 100% interest in a property known as the GQ Property located in the Kamloops Mining District in the Province of British Columbia. The Company made the $20,000 property payments on June 1, 2008 and met its obligations with respect to the minimum exploration expenditures for 2008 and 2009.

After further review and consideration of all findings and relevant information regarding the GQ Property, the Company chose to terminate the Property Option Agreement by giving notice of our election to terminate on April 23, 2010. The Company does not maintain any further rights, interests, or obligations in the property.

Mammoth Property

On July 15, 2009, the Company entered into a Property Option Agreement giving the Company the exclusive right and option to acquire a 100% interest in a mineral exploration permit covering the Mammoth property located in Prince George, BC. In addition, the Company is subject to a 2% net smelter return royalty to the optioner upon production. The Company paid the initial CDN $60,000 upon signing the agreement and may exercise its option by making further cash payments and incurring net expenditures as follows:

Date	Cash Payments	Expenditures
	CDN	CDN
On or before April 01, 2010	$10,000	$200,000
On or before April 01, 2011	$10,000	$200,000
On or before April 01, 2012	$10,000	$200,000
On or before April 01, 2013	$10,000	$400,000

Mammoth Property - Continued

To December 31, 2011, the Company had made the initial option payment of $60,000 due on signing. In addition, the Company has incurred approximately $70,000 in exploration expenditures on the property. At December 31, 2011, the Company had a shortfall in property expenditures of $330,000 and cash expenditures of $20,000. The Company is at risk of losing its interest in the property by not making the indicated option payments and incurring the exploration expenditures, when demanded.

Bridge Loan Payable to Related Party	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Bridge Loan Payable to Related Party

5.     BRIDGE LOAN PAYABLE TO RELATED PARTY

On May 9, 2011, the Company entered into a $20,000 Note Agreement with a related party by a common director. The loan bears interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the entire loan including the outstanding interest at any time by advising the lender of such intent to repay 15 days prior to the anticipated date of repayment. The Company recognized $255 in interest expense on the loan for the year ended December 31, 2011.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions	6. RELATED PARTY TRANSACTIONS Please refer to 7.B for a complete description of Related Party Transactions.

Share Capital	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Share Capital

7.     SHARE CAPITAL

a) Common Shares

During the period from inception (August 8, 2003) to December 31, 2011, the Company had the following transactions:

On inception date, the Company issued 300,000 shares to the Company’s founders for nil consideration. The Company holds an irrevocable right to repurchase all or a portion of these shares for a price of $1.00 per share.

In October 2003, the Company issued 95,000 units at $1.00 per unit. Each unit consisted of one common share and three stock purchase warrants. There was one Class A warrant exercisable at $10.00 per share until October 30, 2008, one Class B warrant exercisable at $146.00 per share until October 30, 2009 and one Class C warrant exercisable at $152.00 per share until October 30, 2010. Originally, all of the warrants were to have vested on October 30, 2006. By way of letter agreements with each individual warrant holder the Company and each respective warrant holder agreed to extend the vesting dates of these warrants. The warrant vesting provisions were extended from October 30, 2006 to October 30, 2007 with respect to the Class A Warrants, to April 30, 2008 with respect to the Class B Warrants and to October 30, 2008 with respect to the Class C Warrants. All other terms of the Warrant agreements remained unchanged.

Pursuant to new letter agreements dated February 28, 2008 with each respective warrant holder, the warrant vesting dates were further extended from April 30, 2008 to April 30, 2009 with respect to the Class B Warrants and from October 30, 2008 to October 30, 2009 with respect to the Class C Warrants. In addition, the warrant expiration dates were extended from October 30, 2009 to October 30, 2010 with respect to the Class B Warrants and from October 30, 2010 to October 30, 2011 with respect to the Class C Warrants. The terms of the Class A Warrants were not changed and all other terms remain unchanged.

Pursuant to new letter agreements dated September 30, 2008 with each respective warrant holder, the warrant vesting dates were further extended from April 30, 2009 to April 30, 2010 with respect to the Class B Warrants and from October 30, 2009 to October 30, 2010 with respect to the Class C Warrants. In addition, the warrant expiration dates were further extended from October 30, 2008 to October 30, 2010 with respect to the Class A Warrants and from October 30, 2010 to October 30, 2011 with respect to the Class B Warrants and from October 30, 2011 to October 30, 2012 with respect to the Class C Warrants.

On May 13, 2010 pursuant to new letter agreements with certain warrant holders, the warrant vesting date was further extended for Class B Warrants from April 30, 2010 to April 30, 2011 and Class C Warrants were extended from October 30, 2010 to October 30, 2011. In addition, the warrant expiration date has been extended for Class A Warrants from October 30, 2010 to October 30, 2012; for Class B Warrants from October 30, 2011 to October 30, 2013; and Class C Warrants from October 30, 2012.

On May 13, 2010 pursuant to new letter agreements with certain warrant holders, the warrant expiration date was extended from January 27, 2011 to January 27, 2013 with respect to the Class A Warrants and from January 27, 2012 to January 27, 2014 with respect to the Class B Warrants.

In January 2004, the Company issued 574 common shares in a private placement for gross proceeds of $5,735.

In June 2006, the Company issued 110,000 units at $50.00 per unit for a total offering price of $550,000. Each unit consisted of one common share, one Class A warrant exercisable at $100.00 per share until June 16, 2014, and one Class B Warrant exercisable at $150.00 per share until June 16, 2015. All of the warrants vest June 16, 2008.

On May 12, 2011 by way of new letter agreements with certain respective Warrant holders, the time of the warrant commencement date were extended from June 16, 2011 to June 16, 2014 with respect to the Class A Warrants; and from June 16, 2012 to June 16, 2015 with respect to the Class B Warrants. The Company did not record any additional expense associated with the extension as the warrants, when issued, were originally classified as equity. The Company determined there was no material financial statement impact of the extension. Accordingly, no additional warrant expense has been recorded for the year ended December 31, 2011.

The Company calculated and allocated the fair values of $40,370 and $55,330 to Class A and Class B warrants respectively using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	4.26 to 4.29%
Dividend yield	Nil
Expected volatility	95 to 107%
Expected life of the warrants (in years)	5 to 6

In October 2009, 10,000 common shares were issued on the exercise of warrants for proceeds of $100,000.

In September 2011, shareholders approved a 100:1 reverse split. Fractional shares were rounded up to the next whole share, which resulted in 13 additional shares being issued as part of the reverse split. Pre-split the Company had approximately 26,613,920 shares outstanding compared to 266,152 share outstanding post-split.

b) Stock Options

On June 16, 2005, the stockholders of the Company approved the Company’s 2005 stock option plan whereby the Company may grant options to its directors, consultants, and employees for up to 50,000 shares of common stock. The exercise price of each option equals the market price of the Company’s stock on the date of grant. Options vest over a three-year period, unless otherwise specified by the Board of Directors. All options have a 10-year term.

No options were granted during 2011, 2010 or 2009, while 12,000 options were granted to employees in 2005. The stock-based compensation expense is amortized over the vesting period. For the year ended December 31, 2011, the Company has recognized $ Nil (2010 and 2009 - $Nil) in stock-based compensation for stock options granted in 2005.

In January and August 2009, 4,250 stock options were canceled and returned to the 2005 Stock Options Plan for future issuance. On March 21, 2011, 500 common stock purchase options were cancelled and returned to the 2005 Stock Option Plan for future issuance. All options had previously vested and been expensed, no additional compensation expense was recorded upon cancelation.

Because the Company’s common stock has not yet traded in a public market, the expected volatility is based on comparable junior mining companies who granted similar term options. No options were granted in 2011, 2010 or 2009 and the weighted average fair value of options granted during 2005 was $7.00 per option.

The following table sets forth a summary of options granted:

	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2008	5,000	$25.00
Options canceled – 2009	(4,250)	$25.00
Balance, December 31, 2009	750	$25.00
Options cancelled – 2010	-	$25.00
Balance, December 31, 2010	750	$25.00
Options cancelled – 2011	(500)	$25.00
Balance, December 31, 2011	250	$25.00

The following table summarizes information concerning outstanding and exercisable common stock options under the 2005 Plan at December 31, 2011:

Exercise Price	Options Outstanding	Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number of Options Exercisable

$25.00	250	4.8	$25.00	250

Management believes the aggregate intrinsic value of the stock options is negligible as the common shares have been sparsely traded.

As of December 31, 2011, there was $ Nil (2010 and 2009 - $ Nil) unrecognized compensation cost related to the outstanding options. None of the Company’s stock options outstanding were unvested as of December 31, 2011, 2010 or 2009 respectively.

c) Warrants

	Warrants	Weighted Average Exercise Price
Balance, December 31, 2008	321,634	$100.00
Warrants exercised	(10,000)	$10.00
Balance, December 31, 2009	311,634	$104.00
Warrants exercised	-	-
Balance, December 31, 2010	311,634	$104.00
Warrants exercised	-	-
Balance, December 31, 2011	311,634	$104.00

The following table lists the warrants outstanding at December 31, 2011. Each warrant is exchangeable for one common share.

Class	Number Outstanding	Number Vested	Exercise Price	Original Expiry Date	New Expiry Date (Note 7(a))
A	85,000	85,000	$10.00	Oct 30, 2010	Oct 30, 2012
B	95,000	95,000	$146.00	Oct 30, 2011	Oct 30, 2013
C	95,000	95,000	$152.00	Oct 30, 2012	Oct 30, 2014
A	7,317	7,317	$25.00	Jan 27, 2011	Jan 27, 2013
B	7,317	7,317	$50.00	Jan 27, 2012	Jan 27, 2014
A	11,000	11,000	$100.00	Jun 16, 2011	Jun 16, 2014
B	11,000	11,000	$150.00	Jun 16, 2012	Jun 16, 2015
	311,634	311,634

Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes

8.     INCOME TAXES

The tax effects of temporary differences that give rise to the Company’s future income tax assets are as follows:

	December 31,
	2011	2010	2009
Tax loss carry-forwards	$136,000	126,000	122,000
Exploration expenditures	90,000	90,000	90,000
Valuation allowance	(226,000)	(216,000)	(212,000)
Future income tax asset (liability)	$-	$-	$-

The provision for income taxes differs from the amount estimated using the Canadian federal and provincial statutory income tax rates as follows:

	December 31,
	2011	2010	2009
Benefit at Canadian statutory rates	$(10,900)	(8,100)	$(80,500)

Effect of reduction in rate	800	900	10,800
Non-deductible stock compensation	-	-	12,700
Expiry of loss carry forwards	-	3,000	-
Increase (decrease) in valuation allowance	10,100	4,200	57,000
	$-	$-	$-

The Company evaluates its valuation allowance requirements based on projected future operations. When circumstances change and this causes a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current income.

The Company has non-capital losses of approximately $500,000 expiring in various amounts from 2014 to 2030. The Company also has cumulative deferred exploration expenses of approximately $360,000 (2010 -$360,000 and 2009 –$360,000) to offset future taxable income.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events	9. SUBSEQUENT EVENTS None.